CONSOLIDATED INCOME STATEMENT - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Sales of goods	¥ 2,900,488	¥ 2,825,613	¥ 2,300,470
Other operating revenues	65,705	65,566	59,723
Operating revenues	2,966,193	2,891,179	2,360,193
Operating expenses
Purchased crude oil, products and operating supplies and expenses	(2,380,907)	(2,292,983)	(1,770,651)
Selling, general and administrative expenses	(55,313)	(65,642)	(64,973)
Depreciation, depletion and amortization	(108,812)	(109,967)	(115,310)
Exploration expenses, including dry holes	(10,510)	(10,744)	(11,089)
Personnel expenses	(81,482)	(77,721)	(74,854)
Taxes other than income tax	(242,535)	(246,498)	(235,292)
Other operating expense, net	(436)	(5,360)	(16,554)
Total operating expenses	(2,879,995)	(2,808,915)	(2,288,723)
Operating income	86,198	82,264	71,470
Finance costs
Interest expense	(17,003)	(7,321)	(7,146)
Interest income	7,206	7,726	5,254
Foreign currency exchange gain/(loss), net	(170)	596	332
Net finance costs	(9,967)	1,001	(1,560)
Investment income	919	1,871	262
Share of profits less losses from associates and joint ventures	12,777	13,974	16,525
Earnings before income tax	89,927	99,110	86,697
Income tax expense	(17,894)	(20,213)	(16,279)
Net income	72,033	78,897	70,418
Attributable to:
Owners of the Company	57,465	61,618	51,244
Non-controlling interests	14,568	17,279	19,174
Net income	¥ 72,033	¥ 78,897	¥ 70,418
Earnings per share:
Basic	¥ 0.48	¥ 0.51	¥ 0.42
Diluted	¥ 0.48	¥ 0.51	¥ 0.42